TAXATION (Current and Deferred Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
TAXATION [Abstract]
PRC		7,561,393	(76,792,019)	(138,020,196)
Other countries		838,169	(71,536)
Total current income tax expense/benefit		8,399,562	(76,863,555)	(138,020,196)
Deferred PRC tax (expense)/benefit	83,159	518,086	(4,209,187)	(8,110,198)
Income tax benefit/(expense)	$ 1,431,381	8,917,648	(81,072,742)	(146,130,394)